Accumulated Other Comprehensive Income (Loss)	9 Months Ended
Sep. 30, 2015
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)

16. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The Company’s share of comprehensive income (loss) includes net income plus other comprehensive income, which includes changes in fair value of certain derivatives designated as cash flow hedges, certain changes in pension and other retirement benefit plans, foreign currency translations gains and losses, changes in the fair value of available-for-sale securities, the Company’s share of other comprehensive income of entities accounted for using the equity method, and reclassifications for amounts included in net income less net income and other comprehensive income attributable to the noncontrolling interest. For more information on derivative instruments, see “Note 15: Financial Instruments”. For more information on pensions and retirement benefit obligations, see “Note 6: Employee Benefit Plans and Postretirement Benefits”. The Company’s other comprehensive income (loss) amounts are aggregated within accumulated other comprehensive income (loss). The tax effect for each component of other comprehensive income (loss) consisted of the following:

Three Months ended September 30, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$149	$(26)	$123
Changes in retirement plans’ funded status	61	5	66
Foreign currency translation	(440)	—	(440)
Share of other comprehensive loss of entities using the equity method	(15)	—	(15)
Other comprehensive income (loss)	$(245)	$(21)	$(266)

Three Months ended September 30, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(96)	$25	$(71)
Changes in retirement plans’ funded status	33	(5)	28
Foreign currency translation	19	—	19
Share of other comprehensive loss of entities using the equity method	(27)	—	(27)
Other comprehensive income (loss)	$(71)	$20	$(51)

Nine Months ended September 30, 2015	Gross Amount	Income Taxes	Net Amount
Unrealized gain on cash flow hedges	$191	$(40)	$151
Changes in retirement plans’ funded status	47	(6)	41
Foreign currency translation	(427)	—	(427)
Share of other comprehensive loss of entities using the equity method	(40)	—	(40)
Other comprehensive income (loss)	$(229)	$(46)	$(275)

Nine Months ended September 30, 2014	Gross Amount	Income Taxes	Net Amount
Unrealized loss on cash flow hedges	$(268)	$74	$(194)
Changes in retirement plans’ funded status	53	(11)	42
Foreign currency translation	220	—	220
Share of other comprehensive loss of entities using the equity method	(28)	—	(28)
Other comprehensive income (loss)	$(23)	$63	$40

The changes, net of tax, in each component of accumulated other comprehensive income (loss) consisted of the following:

	Unrealized gain (Loss) on Cash Flow Hedges	Change in Retirement Plans’ Funded Status	Foreign Currency Translation	Share of Other Comprehensive Income of Entities Using the Equity Method	Total
Balance, December 31, 2013	49	(826)	(574)	(22)	(1,373)
Other comprehensive income (loss), before reclassifications	(181)	5	223	(28)	19
Amounts reclassified from other comprehensive income (loss)	(13)	37	—	—	24
Other comprehensive income (loss)[1]	(194)	42	223	(28)	43
Balance, September 30, 2014	(145)	(784)	(351)	(50)	(1,330)

Balance, December 31, 2014	(117)	(1,105)	(448)	(66)	(1,736)
Other comprehensive loss, before reclassifications	(1)	(25)	(425)	(40)	(491)
Amounts reclassified from other comprehensive income	152	66	—	—	218
Other comprehensive income (loss)[1]	151	41	(425)	(40)	(273)
Balance, September 30, 2015	$34	$(1,064)	$(873)	$(106)	$(2,009)

[1] Excluded from the table above is other comprehensive income (loss) allocated to noncontrolling interests of $(2) and $(3) for the nine months ended September 30, 2015 and 2014, respectively.

Significant amounts reclassified out of each component of accumulated other comprehensive income (loss) in the three and nine months ended September 30, 2015 and 2014 consisted of the following:

	Amount reclassified from other comprehensive income (loss)		Amount reclassified from other comprehensive income (loss)		Consolidated Statement of Operations line
	Three Months Ended September 30,		Nine Months Ended September 30,
	2015	2014	2015	2014
		(in millions)		(in millions)
Cash flow hedges	$14	$(7)	$27	$(19)	Net sales
	53	2	177	(48)	Cost of goods sold
	(28)	21	-	33	Other, net
	2	4	7	9	Interest expense
	(18)	(2)	(59)	12	Income taxes
	$23	$18	$152	$(13)
Change in retirement plans’ funded status:
Amortization of actuarial losses	$28	$17	$83	$53	*
Amortization of prior service cost	(3)	(2)	(8)	(7)	*
	(3)	(3)	(9)	(9)	Income taxes
	$22	$12	$66	$37
Total reclassifications, net of tax	$45	$30	$218	$24

* These amounts are included in net periodic pension and other postretirement benefit cost. See “Note 6: Employee Benefit Plans and Postretirement Benefits” for additional information.